Other variable compensation (Details 8) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	SFr 1,629	SFr 2,372	SFr 2,392
Other variable compensation
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In 2016, the Group granted deferred share and cash retention awards of CHF 249 million relating to the reorganization of the Global Markets and Investment Banking & Capital Markets businesses. These awards will be expensed over a period of up to seven years from the grant date. Amortization of these awards in 2016 of CHF 118 million was recognized in the Corporate Center.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 249
Compensation expense relating to deferred compensation	118
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Compensation expense relating to deferred compensation	1,618	SFr 2,351	SFr 2,376
Bank | Other variable compensation
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	249
Compensation expense relating to deferred compensation	SFr 118